Subsequent Events (Detail)								3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 05, 2016 USD ($) $ / shares shares	Mar. 16, 2016 shares	Feb. 12, 2016 shares	Jan. 27, 2016 shares	Jan. 08, 2016 USD ($) $ / shares shares	Jan. 05, 2016 Fund shares	Oct. 15, 2015 USD ($)	Jun. 30, 2016 $ / shares shares	Mar. 31, 2016 shares	Mar. 25, 2016 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 29, 2016 shares	Mar. 05, 2015 $ / shares
Subsequent Event [Line Items]
Number of funds | Fund						2
Stock issuance costs | $											$ 0	$ 530,000	$ 575,181	$ 2,117,217
Warrants cashless exercised													43,720
Common stock, shares issued								15,761,530		485,202	15,761,530		14,017,909	6,769,106
Common stock, shares authorized								100,000,000			100,000,000		100,000,000	100,000,000
Series D Warrants [Member]
Subsequent Event [Line Items]
Proceeds from warrants | $					$ 5,000,000
Stock issuance costs | $					$ 500,000
Warrants outstanding								2,810,811			2,810,811		1,280,324
Exercise price of warrants exercised (in dollars per share) | $ / shares								$ 2.46			$ 2.46		$ 2.46
Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Warrants outstanding													116,580
Warrants cashless exercised										102,300			1,713,045
Number of warrants expired in period			14,280
Exercise price of warrants exercised (in dollars per share) | $ / shares																$ 6.50
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted (in shares)		1,665		1,665		1,665		555	1,665
Convertible preferred stock, shares issued					10,000			7,780			7,780		4,555	0
Convertible preferred stock, stated value (in dollars per share) | $ / shares					$ 1,000			$ 1,000			$ 1,000		$ 1,000
Convertible preferred stock, par value (in dollars per share) | $ / shares					$ 0.001			$ 0.001			$ 0.001		$ 0.001	$ 0.001
Stock issuance costs | $											$ 71,000	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized															16,602,704
Subsequent Event [Member] | Sabby Purchase Agreement Second Closing [Member]
Subsequent Event [Line Items]
Shares repurchased (in shares)	6,001
Shares converted on as-converted basis (in shares)	3,243,777
Subsequent Event [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants exercised (in dollars per share) | $ / shares	$ 1.75
Sabby Management, LLC [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued					1,471,622
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares issued					5,445
Stock issuance costs | $					$ 500,000		$ 400,000
Sabby Management, LLC [Member] | Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement | $	$ 3,151,000
Fixed conversion price per share (in dollars per share) | $ / shares	$ 1.00
Sabby Management, LLC [Member] | Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Placement Agent Warrants [Member] | Sabby Purchase Agreement Second Closing [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement | $	$ 10,629,000
Fixed conversion price per share (in dollars per share) | $ / shares	$ 1.00
Maxim Group Llc [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued					58,865
Sabby Purchase Agreement, First Closing [Member] | Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares repurchased (in shares)	1,779
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion (in shares)		900,000		900,000		900,000								865,429
Common Stock [Member] | Subsequent Event [Member] | Sabby Purchase Agreement Second Closing [Member]
Subsequent Event [Line Items]
Payments for repurchase of private placement | $	$ 6,000,988
Common Stock [Member] | Subsequent Event [Member] | Placement Agent Warrants [Member] | Sabby Purchase Agreement Second Closing [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants (in shares)	92,560
Common Stock [Member] | Sabby Management, LLC [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issuable upon conversion (in shares)	3,151,000
Common Stock [Member] | Sabby Management, LLC [Member] | Subsequent Event [Member] | Placement Agent Warrants [Member] | Sabby Purchase Agreement Second Closing [Member]
Subsequent Event [Line Items]
Shares issuable upon conversion (in shares)	10,629,000
Common Stock [Member] | Sabby Purchase Agreement, First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares converted on as-converted basis (in shares)	961,628
Payments for repurchase of private placement | $	$ 1,779,012
Common Stock [Member] | Sabby Purchase Agreement, First Closing [Member] | Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Number of common stock purchased upon issuance of warrants (in shares)	27,440